First Quarter Report
August 31, 2023 (Unaudited)
Columbia Dividend Opportunity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 4.1%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,425,500	21,083,145
Verizon Communications, Inc.	708,000	24,765,840
Total		45,848,985
Media 2.1%
Comcast Corp., Class A	1,036,500	48,466,740
Total Communication Services		94,315,725
Consumer Discretionary 5.3%
Automobiles 0.5%
Ford Motor Co.	864,000	10,480,320
Broadline Retail 0.4%
Macy’s, Inc.	714,000	8,732,220
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	80,000	12,440,800
Restaurant Brands International, Inc.	160,000	11,112,000
Total		23,552,800
Household Durables 0.5%
Whirlpool Corp.	84,000	11,756,640
Specialty Retail 2.5%
Home Depot, Inc. (The)	173,900	57,439,170
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	268,000	8,929,760
Total Consumer Discretionary		120,890,910
Consumer Staples 13.4%
Beverages 4.8%
Coca-Cola Co. (The)	862,000	51,573,460
PepsiCo, Inc.	315,000	56,044,800
Total		107,618,260
Consumer Staples Distribution & Retail 0.4%
Target Corp.	75,000	9,491,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.7%
Bunge Ltd.	103,700	11,854,984
JM Smucker Co. (The)	79,700	11,552,515
Kraft Heinz Co. (The)	450,000	14,890,500
Total		38,297,999
Household Products 3.5%
Procter & Gamble Co. (The)	519,900	80,241,366
Personal Care Products 0.5%
Kenvue, Inc.	506,725	11,680,012
Tobacco 2.5%
Altria Group, Inc.	358,500	15,852,870
Philip Morris International, Inc.	425,000	40,825,500
Total		56,678,370
Total Consumer Staples		304,007,257
Energy 11.3%
Oil, Gas & Consumable Fuels 11.3%
Chesapeake Energy Corp.	132,000	11,643,720
Chevron Corp.	387,200	62,377,920
ConocoPhillips Co.	319,500	38,030,085
EOG Resources, Inc.	176,000	22,637,120
Exxon Mobil Corp.	940,700	104,596,433
Valero Energy Corp.	139,000	18,056,100
Total		257,341,378
Total Energy		257,341,378
Financials 17.7%
Banks 10.2%
Bank of America Corp.	1,600,000	45,872,000
JPMorgan Chase & Co.	642,000	93,943,860
M&T Bank Corp.	141,000	17,632,050
New York Community Bancorp, Inc.	1,200,000	14,736,000
Truist Financial Corp.	368,000	11,242,400
Wells Fargo & Co.	1,178,000	48,639,620
Total		232,065,930
2	Columbia Dividend Opportunity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.8%
Ares Capital Corp.	625,000	12,181,250
BlackRock, Inc.	33,800	23,678,252
Blackstone, Inc.	231,100	24,582,107
Carlyle Group, Inc. (The)	363,000	11,743,050
CME Group, Inc.	92,000	18,646,560
Morgan Stanley	475,000	40,446,250
Total		131,277,469
Insurance 1.2%
MetLife, Inc.	435,000	27,552,900
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	603,500	12,329,505
Total Financials		403,225,804
Health Care 15.4%
Biotechnology 4.0%
AbbVie, Inc.	394,000	57,902,240
Amgen, Inc.	125,000	32,042,500
Total		89,944,740
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	331,000	13,438,600
Medtronic PLC	462,000	37,653,000
Total		51,091,600
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	133,000	11,614,890
CVS Health Corp.	395,000	25,742,150
Total		37,357,040
Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	471,000	29,037,150
Johnson & Johnson	446,800	72,238,624
Merck & Co., Inc.	650,000	70,837,000
Total		172,112,774
Total Health Care		350,506,154
Industrials 6.3%
Aerospace & Defense 0.7%
RTX Corp.	185,000	15,917,400
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	210,000	35,574,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.6%
Johnson Controls International PLC	253,500	14,971,710
Electrical Equipment 1.1%
Emerson Electric Co.	253,000	24,857,250
Ground Transportation 0.6%
Union Pacific Corp.	60,000	13,234,200
Machinery 1.7%
AGCO Corp.	87,700	11,359,781
PACCAR, Inc.	196,000	16,128,840
Stanley Black & Decker, Inc.	122,000	11,514,360
Total		39,002,981
Total Industrials		143,557,541
Information Technology 10.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	1,033,000	59,242,550
IT Services 1.5%
International Business Machines Corp.	222,500	32,669,675
Semiconductors & Semiconductor Equipment 5.4%
Broadcom, Inc.	90,300	83,336,967
QUALCOMM, Inc.	100,000	11,453,000
Texas Instruments, Inc.	167,000	28,066,020
Total		122,855,987
Technology Hardware, Storage & Peripherals 1.0%
Dell Technologies, Inc.	213,000	11,979,120
HP, Inc.	386,000	11,468,060
Total		23,447,180
Total Information Technology		238,215,392
Materials 1.2%
Chemicals 0.7%
Dow, Inc.	315,000	17,186,400
Metals & Mining 0.5%
Newmont Corp.	275,000	10,840,500
Total Materials		28,026,900
Real Estate 6.7%
Health Care REITs 0.8%
Welltower, Inc.	217,000	17,984,960

Columbia Dividend Opportunity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.6%
Prologis, Inc.	300,000	37,260,000
Office REITs 0.7%
Boston Properties, Inc.	236,000	15,757,720
Residential REITs 1.5%
AvalonBay Communities, Inc.	90,000	16,543,800
Invitation Homes, Inc.	525,000	17,897,250
Total		34,441,050
Retail REITs 0.8%
Simon Property Group, Inc.	165,000	18,725,850
Specialized REITs 1.3%
American Tower Corp.	156,200	28,322,184
Total Real Estate		152,491,764
Utilities 5.2%
Electric Utilities 4.2%
American Electric Power Co., Inc.	260,000	20,384,000
Edison International	244,200	16,813,170
Entergy Corp.	225,000	21,431,250
FirstEnergy Corp.	600,000	21,642,000
NextEra Energy, Inc.	235,000	15,698,000
Total		95,968,420
Multi-Utilities 1.0%
DTE Energy Co.	215,000	22,226,700
Total Utilities		118,195,120
Total Common Stocks (Cost $1,803,441,631)		2,210,773,945
Convertible Preferred Stocks 2.3%
Issuer		Shares	Value ($)
Financials 0.6%
Financial Services 0.6%
Apollo Global Management, Inc.	6.750%	235,000	12,699,400
Total Financials			12,699,400
Utilities 1.7%
Electric Utilities 0.7%
NextEra Energy, Inc.	6.926%	375,000	15,776,250
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	235,000	23,218,000
Total Utilities			38,994,250
Total Convertible Preferred Stocks (Cost $53,696,377)			51,693,650

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(a),(b)	5,934,383	5,932,602
Total Money Market Funds (Cost $5,931,962)		5,932,602
Total Investments in Securities (Cost: $1,863,069,970)		2,268,400,197
Other Assets & Liabilities, Net		8,057,794
Net Assets		2,276,457,991

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	310,059	87,631,616	(82,009,709)	636	5,932,602	(536)	108,708	5,934,383
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | First Quarter Report 2023

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1QT140_05_N01_(10/23)